Export Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Summary of export sales
Export Sales	$ 102,022	$ 103,232	$ 79,144
Export sales as a percent of net sales	37.00%	40.00%	38.00%